Long-term debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-term debt
Long-term debt

end of	6M14	2013
Long-term debt (CHF million)
Senior	104,377	91,893
Subordinated	22,073	21,756
Non-recourse liabilities from consolidated VIEs	11,857	12,992
Long-term debt	138,307	126,641
of which reported at fair value	68,738	61,853
of which structured notes	41,739	34,817

Schedule of Structured notes	Structured notes by product
end of	6M14	2013
Structured notes (CHF million)
Equity	29,855	22,607
Fixed income	6,080	6,455
Credit	4,778	5,016
Other	1,026	739
Total structured notes	41,739	34,817